UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York 10105
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

March 31, 2009 (unaudited)

Shares		Value*	Shares		Value*

COMMON STOCK—99.1%
				Construction & Engineering—0.5%
	Aerospace/Defense—2.1%		11,300	Michael Baker Corp. (a)	$293,800
33,500	TransDigm Group, Inc. (a)	$1,100,140
				Consumer Discretionary—1.0%
	Apparel & Textiles—3.5%		5,000	Chattem, Inc. (a)	280,250
22,100	Carter’s, Inc. (a)	415,701	44,100	Prestige Brands Holdings, Inc. (a)	228,438
10,600	Deckers Outdoor Corp. (a)	562,224			508,688
75,600	True Religion Apparel, Inc. (a)	892,836		Drugs & Medical Products—20.1%
		1,870,761	26,000	Align Technology, Inc. (a)	206,180
	Banking—3.5%		79,200	Alkermes, Inc. (a)	960,696
42,100	CVB Financial Corp.	279,123	124,300	American Oriental
26,100	First Commonwealth Financial Corp.	231,507		Bioengineering, Inc. (a)	479,798
12,800	FirstMerit Corp.	232,960	7,100	Bio-Reference Labs, Inc. (a)	148,461
52,100	Old National Bancorp	581,957	24,600	Centene Corp. (a)	443,292
22,500	Republic Bancorp, Inc., Class A	420,075	42,200	Cubist Pharmaceuticals, Inc. (a)	690,392
28,900	Wilshire Bancorp, Inc.	149,124	26,000	Cyberonics, Inc. (a)	345,020
		1,894,746	18,000	Gentiva Health Services, Inc. (a)	273,600
	Building/Construction—0.6%		29,000	Healthspring, Inc. (a)	242,730
26,000	Lennar Corp., Class A	195,260	17,000	Herbalife Ltd.	254,660
12,000	Meritage Homes Corp. (a)	137,040	14,400	IRIS International, Inc. (a)	166,032
		332,300	26,100	King Pharmaceuticals, Inc. (a)	184,527
	Chemicals—0.9%		18,000	LHC Group, Inc. (a)	401,040
23,000	Olin Corp.	328,210	17,200	Martek Biosciences Corp.	313,900
10,000	Schulman A, Inc.	135,500	74,800	Medicines Co. (a)	810,832
		463,710	8,600	Myriad Genetics, Inc. (a)	391,042
	Commercial Services—5.8%		29,100	NPS Pharmaceuticals, Inc. (a)	122,220
11,100	Aaron Rents, Inc., Class B	295,926	91,200	PDL BioPharma, Inc.	645,696
13,000	Deluxe Corp.	125,190	10,000	RehabCare Group, Inc. (a)	174,400
15,000	Dyncorp International, Inc., Class A (a)	199,950	51,200	Sepracor, Inc. (a)	750,592
33,900	Emergency Medical Services Corp.,		23,100	Sequenom, Inc. (a)	328,482
	Class A (a)	1,064,121	53,200	STERIS Corp.	1,238,496
59,100	Rent-A-Center, Inc. (a)	1,144,767	64,200	Valeant Pharmaceuticals
20,300	Universal Technical Institute, Inc. (a)	243,600		International (a)	1,142,118
		3,073,554			10,714,206
	Computer Services—0.8%			Electronics—1.0%
9,000	CACI International, Inc., Class A (a)	328,410	37,800	Taser International, Inc. (a)	176,904
6,000	Syntel, Inc.	123,480	15,100	Thomas & Betts Corp. (a)	377,802
		451,890			554,706
	Computer Software—1.6%			Entertainment—1.2%
15,300	Acxiom Corp.	113,220	35,900	Bally Technologies, Inc. (a)	661,278
22,200	Broadridge Financial Solutions, Inc.	413,142
24,100	CSG Systems International, Inc. (a)	344,148		Financial Services—4.3%
		870,510	12,900	Berkshire Hills Bancorp, Inc.	295,668
	Computers—3.3%		36,100	Dime Community Bancshares	338,618
54,200	Mentor Graphics Corp. (a)	240,648	34,500	First Niagara Financial Group, Inc.	376,050
20,500	Netscout Systems, Inc. (a)	146,780	90,100	Ocwen Financial Corp. (a)	1,029,843
52,200	Synaptics, Inc. (a)	1,396,872	18,000	SWS Group, Inc.	279,540
		1,784,300			2,319,719

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

March 31, 2009 (unaudited) (continued)

Shares		Value*	Shares		Value*

COMMON STOCK (continued)
				Real Estate (REIT)—3.1%
	Food & Beverage—6.4%		29,000	Camden Property Trust	$625,820
26,600	American Italian Pasta Co., Class A (a)	$925,946	25,500	LaSalle Hotel Properties	148,920
16,000	Chiquita Brands International, Inc. (a)	106,080	49,100	Redwood Trust, Inc.	753,685
131,300	Del Monte Foods Co.	957,177	12,300	SL Green Realty Corp.	132,840
31,300	Diamond Foods, Inc.	874,209			1,661,265
7,000	Fresh Del Monte Produce, Inc. (a)	114,940		Retail—10.2%
4,100	Lancaster Colony Corp.	170,068	20,000	Aeropostale, Inc. (a)	531,200
5,200	Ralcorp Holdings, Inc. (a)	280,176	38,000	Buckle, Inc.	1,213,340
		3,428,596	12,800	Casey’s General Stores, Inc.	341,248
	Healthcare & Hospitals—4.3%		46,100	Children’s Place Retail
5,000	Amedisys, Inc. (a)	137,450		Stores, Inc. (a)	1,009,129
77,200	American Medical Systems		10,000	Ezcorp, Inc., Class A (a)	115,700
	Holdings, Inc. (a)	860,780	63,200	Hot Topic, Inc. (a)	707,208
33,100	AngioDynamics, Inc. (a)	372,044	16,000	Jo-Ann Stores, Inc. (a)	261,440
21,500	Kendle International, Inc. (a)	450,640	15,300	Jos. A. Bank Clothiers, Inc. (a)	425,493
20,500	Merit Medical Systems, Inc. (a)	250,305	11,300	Red Robin Gourmet Burgers, Inc. (a)	199,219
34,800	Symmetry Medical, Inc. (a)	219,588	39,100	Sally Beauty Holdings, Inc. (a)	222,088
		2,290,807	11,300	Tractor Supply Co. (a)	407,478
	Hotels, Restaurants & Leisure—1.5%				5,433,543
186,400	Wyndham Worldwide Corp.	782,880		Semi-conductors—3.4%
			88,400	Integrated Device Technology, Inc. (a)	402,220
	Household Products—0.4%		62,100	Skyworks Solutions, Inc. (a)	500,526
26,000	Central Garden and Pet Co.,		26,100	Ultratech, Inc. (a)	325,989
	Class A (a)	195,520	68,500	Volterra Semiconductor Corp. (a)	578,140
					1,806,875
	Insurance—7.1%			Technology—4.4%
14,200	American Physicians, Inc.	581,064	133,000	GrafTech International Ltd. (a)	819,280
16,000	Delphi Financial Group, Inc., Class A	215,360	9,100	j2 Global Communications, Inc. (a)	199,199
8,100	Infinity Property & Casualty Corp.	274,833	24,100	Sohu.com, Inc. (a)	995,571
39,200	IPC Holdings Ltd.	1,059,968	41,300	Ultralife Corp. (a)	319,249
17,400	Life Partners Holdings, Inc.	296,844			2,333,299
32,200	SeaBright Insurance Holdings, Inc. (a)	336,812		Telecommunications—2.2%
24,400	Stancorp Financial Group, Inc.	555,832	26,000	Arris Group, Inc. (a)	191,620
20,000	Tower Group, Inc.	492,600	54,300	Premiere Global Services, Inc. (a)	478,926
		3,813,313	21,500	Syniverse Holdings, Inc. (a)	338,840
	Materials & Processing—2.4%		15,300	USA Mobility, Inc.	140,913
10,000	LB Foster Co., Class A (a)	248,300			1,150,299
84,200	Steel Dynamics, Inc.	741,802		Wholesale—0.5%
21,000	Timken Co.	293,160	34,200	Houston Wire & Cable Co.	265,050
		1,283,262
	Oil & Gas—3.0%			Total Investments
63,500	McMoRan Exploration Co. (a)	298,450		(cost—$65,907,760)—99.1%	52,944,440
14,000	New Jersey Resources Corp.	475,720
32,800	Oil States International, Inc. (a)	440,176		Other assets less liabilities—0.9%	491,554
33,300	Vaalco Energy, Inc. (a)	176,157
18,000	Western Refining, Inc.	214,920		Net Assets—100.0%	$53,435,994
		1,605,423

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

March 31, 2009 (unaudited) (continued)

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Non-income producing.

Glossary:
REIT—Real Estate Investment Trust

Fair Value Measurements–The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                   Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                   Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•                   Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$52,944,440
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$52,944,440

Schedule of Investments

Premier VIT NFJ Dividend Value Portfolio

March 31, 2009 (unaudited)

Shares		Value*
	COMMON STOCK -96.9%
	Aerospace/Defense-3.9%
4,100	Boeing Co.	$145,878

	Commercial Banks-1.9%
2,500	PNC Financial Services Group, Inc.	73,225

	Commercial Services & Supplies-3.5%
8,300	R.R. Donnelley & Sons Co.	60,839
2,800	Waste Management Inc.	71,680
		132,519

	Communications Equipment-1.5%
1,900	Harris Corp.	54,986

	Diversified Financial Services-2.3%
3,250	JPMorgan Chase & Co.	86,385

	Diversified Telecommunication Services-8.4%
3,300	AT&T, Inc.	83,160
1,900	Embarq Corp.	71,915
2,800	Verizon Communications, Inc.	84,560
9,400	Windstream Corp.	75,764
		315,399

	Electric Utilities-1.8%
2,400	Edison International	69,144

	Energy Equipment & Services-4.1%
1,300	Diamond Offshore Drilling, Inc.	81,718
4,600	Halliburton Co.	71,162
		152,880

	Food & Drug Retailing-1.5%
3,900	SUPERVALU, Inc.	55,692

	Food Products-1.9%
3,276	Kraft Foods, Inc.	73,022

	Health Care Providers & Services-1.8%
2,100	Cardinal Health, Inc.	66,108

	Health Care Equipment & Supplies-1.6%
2,000	Medtronic, Inc.	58,940

	Household Durables-4.0%
2,700	Black & Decker Corp.	85,212
2,200	Whirlpool Corp.	65,098
		150,310

	Household Products-2.1%
1,700	Kimberly-Clark Corp.	78,387

	Industrial Conglomerates-3.7%
1,600	3M Co.	79,552
5,700	General Electric Co.	57,627
		137,179

	Insurance-5.5%
3,600	Allstate Corp.	68,940
8,000	Lincoln National Corp.	53,520
2,100	Travelers Companies, Inc.	85,344
		207,804

Shares		Value*
	COMMON STOCK (continued)
	Leisure Equipment & Products-2.0%
6,500	Mattel, Inc.	$74,945

	Machinery-1.9%
2,600	Caterpillar, Inc.	72,696

	Multi-Utilities-1.7%
2,700	Ameren Corp.	62,613

	Office Electronics-1.5%
12,100	Xerox Corp.	55,055

	Oil, Gas & Consumable Fuels-12.8%
1,150	Chevron Corp.	77,326
1,800	ConocoPhillips	70,488
2,000	EnCana Corp.	81,220
3,000	Marathon Oil Corp.	78,870
500	Occidental Petroleum Corp.	27,825
1,600	Royal Dutch Shell PLC	70,880
1,500	Total SA	73,590
		480,199

	Pharmaceuticals-7.8%
4,650	GlaxoSmithKline PLC ADR	144,475
10,900	Pfizer, Inc.	148,458
		292,933

	Real Estate (REIT)-3.8%
10,200	Annaly Capital Management Inc.	141,474

	Road & Rail-1.3%
1,400	Norfolk Southern Corp.	47,250

	Software-2.1%
4,200	Microsoft Corp.	77,154

	Specialty Retail-2.4%
3,800	Home Depot, Inc.	89,528

	Textiles, Apparel & Luxury Goods-2.5%
1,650	V. F. Corp.	94,232

	Thrifts & Mortgage Finance-1.9%
6,400	New York Community Bancorp, Inc.	71,488

	Tobacco-5.7%
8,300	Altria Group, Inc.	132,966
2,250	Reynolds American, Inc.	80,640
		213,606

	Total Investments (cost-$5,391,890)-96.9%	3,631,031

	Other assets less liabilities-3.1%	116,901

	Net Assets-100.0%	$3,747,932

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for whch market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or independent pricing services.

Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other finanical instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Glossary:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Fair Value Measurements-The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

Level 1- quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2- valuations based on other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

Level 3- valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation inputs	Securities
Level 1 - Quoted Prices	$3,631,031
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$3,631,031

Schedule of Investments

Premier VIT OpCap Balanced Portfolio †

March 31, 2009 (unaudited)

Shares		Value*	Shares			Value*

COMMON STOCK—59.6%

				Insurance—5.6%
	Aerospace/Defense—2.9%		8,300	AFLAC, Inc.		$160,688
8,200	Boeing Co.	$291,756	10,700	Hartford Financial Services
				Group, Inc.		83,995
	Capital Goods—2.5%		8,300	MetLife, Inc.		188,991
25,207	General Electric Co.	254,843	7,200	Prudential Financial, Inc.		136,944
						570,618
	Chemicals—3.4%			Materials & Processing—2.3%
4,100	Monsanto Co.	340,710	9,000	Cameco Corp.		154,530
			5,700	Companhia Vale do Rio Doce ADR		75,810
	Commercial Services—1.3%					230,340
2,300	Visa, Inc., Class A	127,880		Oil & Gas—6.7%
			2,700	Exxon Mobil Corp.		183,870
	Computer Software—1.1%		6,300	Halliburton Co.		97,461
4,100	Infosys Technologies Ltd. ADR	109,183	2,700	Transocean Ltd. (a)		158,868
			7,800	XTO Energy, Inc.		238,836
	Computers—0.7%					679,035
700	Apple, Inc. (a)	73,584		Retail—2.7%
			4,600	Bed Bath & Beyond, Inc. (a)		113,850
	Consumer Staples—2.7%		7,700	PetSmart, Inc.		161,392
4,700	Colgate-Palmolive Co.	277,206				275,242
				Semi-conductors—0.7%
	Drugs & Medical Products—3.6%		4,200	ASML Holding NV (Netherlands)		73,542
8,900	Pfizer, Inc.	121,218
7,000	Roche Holdings AG ADR	240,800		Technology—3.5%
		362,018	12,900	Cisco Systems, Inc. (a)		216,333
	Entertainment—1.4%		200	Google, Inc., Class A (a)		69,612
15,300	International Game Technology	141,066	5,700	Nokia Corp. ADR		66,519
						352,464
	Financial Services—6.0%
11,000	Capital One Financial Corp.	134,640		Total Common Stock
5,000	JPMorgan Chase & Co.	132,900		(cost—$8,201,646)		6,040,524
10,700	Morgan Stanley	243,639
7,100	Wells Fargo & Co.	101,104	U.S. GOVERNMENT AGENCY SECURITIES—35.9%
		612,283
	Food & Beverage—1.3%		Principal
7,100	Dean Foods Co. (a)	128,368	Amount		Credit Rating
			(000s)		(Moody’s/S&P)
	Healthcare & Hospitals—11.2%			Fannie Mae,
2,500	Biogen Idec, Inc. (a)	131,050	$74	1.75%, 3/23/11	Aaa/AAA	74,476
1,100	Genzyme Corp. (a)	65,329	1,555	2.75%, 2/5/14	Aaa/AAA	1,577,839
15,300	Health Net, Inc. (a)	221,544	88	4.625%, 10/15/14	Aaa/AAA	96,908
8,300	Regeneron Pharmaceuticals, Inc. (a)	115,038	125	5.00%, 10/15/11	Aaa/AAA	135,240
12,500	Sepracor, Inc. (a)	183,250	24	5.375%, 6/12/17	Aaa/AAA	26,794
8,200	Theravance, Inc. (a)	139,400	25	6.25%, 2/1/11	Aa2/AAA	26,408
7,500	WellPoint, Inc. (a)	284,775		Fannie Mae, CMO, FRN,
		1,140,386	121	0.922%, 10/25/36	Aaa/AAA	117,193
			57	0.962%, 9/25/36	Aaa/AAA	55,127
				Fannie Mae, MBS,
			405	5.00%, 11/1/38	Aaa/AAA	418,693

Schedule of Investments

Premier VIT OpCap Balanced Portfolio

March 31, 2009 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*	Shares		Credit Rating (Moody’s/S&P)	Value*

				CONVERTIBLE PREFERRED STOCK—0.4%

	Federal Home Loan Banks,
$445	1.625%, 3/16/11	Aaa/AAA	$446,589		Financial Services—0.4%
	Ginnie Mae, MBS,			2,300	CIT Group, Inc.	Ba1/BB-
641	5.50%, 6/15/38	Aaa/AAA	668,473		Class C, 8.75%, 12/31/49
					(cost—$106,072)		$41,860
	Total U.S. Government Agency Securities
	(cost—$3,574,532)		3,643,740		Total Investments
					(cost—$12,763,370)—104.1%		10,558,870
CORPORATE BONDS & NOTES—5.8%
					Liabilities in excess
	Banking—1.3%				of other assets—(4.1)%		(418,737)
	Bank of America Corp.,
160	5.75%, 12/1/17	A2/A	134,366		Net Assets—100.0%		$10,140,133
	Financial Services—4.5%
	Citigroup, Inc.,
100	4.625%, 8/3/10	A3/A	93,813	Notes to Schedule of Investments:
50	6.00%, 2/21/12	A3/A	45,636	† The Portfolio was liquidated on April 24, 2009.
	Goldman Sachs Group, Inc.,

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

60	6.15%, 4/1/18	A1/A	54,805
95	6.75%, 10/1/37	A2/A-	64,252
	Morgan Stanley,
100	1.341%, 5/7/10 FRN	A2/A	93,447
111	6.625%, 4/1/18	A2/A	105,839
			457,792

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service or dealer quotations. Prices obtained from an independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

	Total Corporate Bonds & Notes
	(cost—$645,550)		592,158

U.S. TREASURY NOTES—2.4%

	U.S. Treasury Notes,
150	2.625%, 2/29/16		153,832
80	3.50%, 5/31/13		86,756

	Total U.S. Treasury Bonds & Notes
	(cost—$235,570)		240,588

Schedule of Investments

Premier VIT OpCap Balanced Portfolio

March 31, 2009 (unaudited) (continued)

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 Eastern Time) on the NYSE on each day the NYSE is open for business.

(a) Non-income producing.

Glossary:
ADR—American Depositary Receipt
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2009.
MBS—Mortgage-Backed Securities

Fair Value Measurements–The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                   Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                   Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•                   Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$6,082,384
Level 2 - Other Significant Observable Inputs	4,476,486
Level 3 - Significant Unobservable Inputs	—
Total	$10,558,870

Schedule of Investments

Premier VIT OpCap Equity Portfolio †

March 31, 2009 (unaudited)

Shares		Value*	Shares		Value*

COMMON STOCK—90.2%

				Oil & Gas—10.9%
	Aerospace/Defense—4.0%		3,400	Chevron Corp.	$228,616
3,650	Lockheed Martin Corp.	$251,960	1,700	ConocoPhillips	66,572
			3,000	EOG Resources, Inc.	164,280
	Capital Goods—3.9%		3,600	PetroHawk Energy Corp. (a)	69,228
2,900	Eaton Corp.	106,894	5,000	XTO Energy, Inc.	153,100
2,250	Precision Castparts Corp.	134,775			681,796
		241,669		Retail—9.2%
	Chemicals—2.4%		3,200	Home Depot, Inc.	75,392
1,910	Mosaic Co.	80,182	3,000	J.C. Penney Co., Inc.	60,210
850	Potash Corp. of Saskatchewan, Inc.	68,688	3,800	Kohl’s Corp. (a)	160,816
		148,870	2,400	McDonald’s Corp.	130,968
	Commercial Services—2.5%		2,800	Wal-Mart Stores, Inc.	145,880
2,850	Visa, Inc., Class A	158,460			573,266
				Semi-conductors—4.2%
	Consumer Staples—1.6%		17,600	Intel Corp.	264,880
1,900	Clorox Co.	97,812
				Technology—2.9%
	Drugs & Medical Products—12.6%		515	Google, Inc., Class A (a)	179,251
6,450	Abbott Laboratories	307,665
2,000	Celgene Corp. (a)	88,800		Telecommunications—5.5%
2,000	Novartis AG ADR	75,660	8,000	AT&T, Inc.	201,600
6,980	Teva Pharmaceutical		3,700	QUALCOMM, Inc.	143,967
	Industries Ltd. ADR	314,449			345,567
		786,574		Transportation—2.3%
	Financial Services—3.6%		3,550	Union Pacific Corp.	145,940
1,110	Goldman Sachs Group, Inc.	117,682
22,300	SLM Corp. (a)	110,385		Total Investments
		228,067		(cost—$7,657,282)—90.2%	5,650,994
	Food & Beverage—9.5%
4,100	Burger King Holdings, Inc.	94,095		Other assets less liabilities—9.8%	611,237
3,900	Coca-Cola Co.	171,405
3,300	Kraft Foods, Inc., Class A	73,557		Net Assets—100.0%	$6,262,231
4,000	Nestle S.A. ADR	134,200
2,395	PepsiCo, Inc.	123,295
		596,552
	Healthcare & Hospitals—4.6%
7,800	Merck & Co., Inc.	208,650
3,700	UnitedHealth Group, Inc.	77,441
		286,091
	Metals & Mining—0.8%
1,400	Nucor Corp.	53,438

	Networking—9.7%
1,400	Apple, Inc. (a)	147,168
13,100	Cisco Systems, Inc. (a)	219,687
9,500	EMC Corp. (a)	108,300
1,400	International Business Machines Corp.	135,646
		610,801

Schedule of Investments

Premier VIT OpCap Equity Portfolio

March 31, 2009 (unaudited) (continued)

Notes to Schedule of Investments:

† The Portfolio was liquidated on April 24, 2009.

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other finanical instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Non-income producing.

Glossary:
ADR—American Depositary Receipt

Fair Value Measurements—The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                   Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                   Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•                   Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$5,650,994
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$5,650,994

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2009 (unaudited)

Shares		Value*	Shares		Value*

COMMON STOCK—54.6%

	Aerospace/Defense—3.9%			Metals & Mining—0.6%
29,200	General Dynamics Corp.	$1,214,428	15,400	Freeport-McMoRan
23,200	Lockheed Martin Corp.	1,601,496		Copper & Gold, Inc.	$586,894
22,500	Precision Castparts Corp.	1,347,750
		4,163,674		Oil & Gas—7.0%
	Apparel & Textiles—0.8%		24,100	Chevron Corp.	1,620,484
17,600	Nike, Inc., Class B	825,264	44,700	ConocoPhillips	1,750,452
			32,200	EOG Resources, Inc.	1,763,272
	Biotechnology—4.0%		32,600	PetroHawk Energy Corp. (j)	626,898
19,900	Genzyme Corp. (j)	1,181,861	56,800	XTO Energy, Inc.	1,739,216
66,600	Gilead Sciences, Inc. (j)	3,084,912			7,500,322
		4,266,773		Pharmaceuticals—5.0%
	Chemicals—2.3%		43,200	Merck & Co., Inc.	1,155,600
16,500	Monsanto Co.	1,371,150		Teva Pharmaceutical
13,800	Potash Corp. of Saskatchewan, Inc.	1,115,178	91,800	Industries Ltd. ADR	4,135,590
		2,486,328			5,291,190
	Computers—3.8%			Retail—0.6%
27,300	Apple, Inc. (j)	2,869,776	37,500	Lowe’s Cos., Inc.	684,375
106,100	EMC Corp. (j)	1,209,540
		4,079,316		Road & Rail—2.0%
	Computer Services—1.0%		14,700	Norfolk Southern Corp.	496,125
38,800	Accenture Ltd., Class A	1,066,612	40,600	Union Pacific Corp.	1,669,066
					2,165,191
	Computer Software—2.0%			Semi-conductors—4.3%
116,200	Oracle Corp. (j)	2,099,734	165,000	Applied Materials, Inc.	1,773,750
			186,300	Intel Corp.	2,803,815
	Consumer Discretionary—0.7%				4,577,565
49,600	Altria Group, Inc.	794,592		Telecommunications—3.4%
			47,600	AT&T, Inc.	1,199,520
	Financial Services—3.8%		146,400	Cisco Systems, Inc. (j)	2,455,128
94,400	JPMorgan Chase & Co.	2,509,152			3,654,648
308,800	SLM Corp. (j)	1,528,560
		4,037,712		Total Common Stock
	Food & Beverage—3.9%			(cost—$77,051,966)	58,260,155
41,600	Coca-Cola Co.	1,828,320
74,800	Kroger Co.	1,587,256	U.S. GOVERNMENT AGENCY SECURITIES—45.9%
21,500	Nestle S.A. ADR	721,325
		4,136,901	Principal
	Healthcare & Hospitals—1.3%		Amount
54,700	Aetna, Inc.	1,330,851	(000s)
				Fannie Mae,
	Industrial—0.8%		$100	zero coupon, 10/9/19	52,144
16,900	Energizer Holdings, Inc. (j)	839,761		Fannie Mae, CMO, FRN,
			239	0.582%, 7/25/37	212,158
	Insurance—1.4%		80	4.654%, 5/25/35	82,281
17,600	ACE Ltd.	711,040		Fannie Mae, MBS,
41,500	Aflac, Inc.	803,440	45	3.222%, 9/1/40, FRN	44,489
		1,514,480	645	4.54%, 5/1/36, FRN	645,172
	Internet Software—2.0%
6,200	Google, Inc., Class A (j)	2,157,972

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2009 (unaudited) (continued)

Principal Amount (000s)		Value*	Principal Amount (000s)			Value*

U.S. GOVERNMENT AGENCY SECURITIES (continued)
			$1,250	6.00%, 11/1/36		$1,308,512
$107	4.801%, 8/1/35, FRN	$109,466	500	6.00%, TBA (e)		522,656
19	4.941%, 9/1/39, FRN	19,141		Freddie Mac Structured Pass Through
260	5.00%, 6/1/18 (i)	271,339		Securities, CMO, FRN,
498	5.00%, 1/1/20	519,509	28	3.023%, 2/25/45		23,777
668	5.00%, 4/1/21	694,538		Ginnie Mae, CMO, FRN,
19	5.00%, 5/1/36	19,993	17	1.045%, 9/20/30		16,692
2,500	5.00%, TBA (e)	2,592,187		Ginnie Mae, MBS,
36	5.50%, 6/1/16	37,777	39	4.125%, 10/20/29, FRN		38,820
69	5.50%, 1/1/17	72,872	54	4.625%, 7/20/30, FRN		53,995
68	5.50%, 3/1/17	71,262	105	4.75%, 2/20/32, FRN		106,179
15	5.50%, 9/1/20	15,367	264	5.375%, 5/20/30, FRN		269,543
19	5.50%, 7/1/21	19,802	10	6.00%, 11/20/28		10,309
361	5.50%, 11/1/21	377,053	3	6.00%, 11/20/31		3,052
726	5.50%, 2/1/22	757,802	418	6.00%, 6/20/34		437,039
387	5.50%, 9/1/23	403,875		Small Business Administration
164	5.50%, 6/1/38	170,957		Participation Certificates,
16,000	5.50%, TBA (e)	16,602,492	1,143	4.524%, 2/10/13		1,165,970
191	6.00%, 6/1/16	201,405	1,321	4.625%, 2/1/25		1,385,371
3	6.00%, 7/1/16	2,971	1,342	4.684%, 9/10/14		1,369,339
3	6.00%, 8/1/16	3,419	1,084	4.87%, 12/1/24		1,149,323
8	6.00%, 10/1/16	7,910	2,408	4.90%, 1/1/23		2,534,429
127	6.00%, 12/1/16	134,302	1,148	4.95%, 3/1/25		1,221,830
5	6.00%, 1/1/17	5,690	752	5.11%, 4/1/25		795,996
4	6.00%, 2/1/17	4,688	9	7.449%, 8/1/10		9,483
20	6.00%, 3/1/17	21,111
61	6.00%, 4/1/17	64,273		Total U.S. Government Agency Securities
15	6.00%, 5/1/17	16,152		(cost—$48,064,274)		48,923,394
4	6.00%, 7/1/17	3,890
60	6.00%, 11/1/17	63,068	CORPORATE BONDS & NOTES—12.7%
139	6.00%, 3/1/27	145,474
361	6.00%, 8/1/27	378,083			Credit Rating
435	6.00%, 12/1/37	454,650			(Moody’s/S&P)
39	6.00%, 5/1/38	40,329		Airlines—1.7%
4,000	6.00%, TBA (e)	4,177,500		United Air Lines, Inc. (b)(f),
	Freddie Mac,		1,861	8.03%, 1/1/13	B3/B	1,860,809
800	5.00%, 4/18/17	873,781	269	11.56%,
	Freddie Mac, CMO,			5/27/24 (a)(d)(k)	NR/NR	485
206	0.706%, 7/15/19, FRN	199,411				1,861,294
882	0.706%, 8/15/19, FRN	854,005		Banking—3.0%
1,248	0.706%, 10/15/20, FRN	1,208,353		ANZ National International Ltd. (a)(d),
872	0.786%, 2/15/19, FRN	844,082	100	6.20%, 7/19/13	Aa2/AA	96,427
27	1.006%, 11/15/30, FRN	26,129		Bank of America Corp.,
148	6.00%, 8/15/32	156,742	200	6.00%, 9/1/17	A2/A	170,234
147	6.00%, 9/15/32	154,741	100	8.00%, 1/30/18,
	Freddie Mac, MBS,			FRN (g)	B3/BB-	40,049
138	5.00%, 11/1/18	144,191	700	8.125%, 5/15/18,
3	5.275%, 7/1/30, FRN	2,948		FRN (g)	B3/BB-	287,063
2,000	5.50%, TBA (e)	2,075,000		Barclays Bank PLC, FRN (a)(d)(g),
48	6.00%, 3/1/16	51,050	100	7.70%, 4/25/18	A1/A+	43,937
376	6.00%, 9/1/27	394,055

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2009 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*	Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES (continued)

	KeyBank NA, FRN (a)(d),				Ford Motor Credit Co. LLC,
$100	3.511%, 6/2/10	A1/A	$96,398	$50	7.25%, 10/25/11	Caa1/CCC+	$35,598
	Korea Development Bank, FRN,				General Electric Capital Corp.,
800	1.565%, 4/3/10	A2/A	777,709	100	5.875%, 1/14/38	Aa2/AA+	71,429
	Resona Bank Ltd., FRN (a)(d)(g),			100	6.875%, 1/10/39	Aa2/AA+	81,559
100	5.85%, 4/15/16	A2/BBB	51,000		Goldman Sachs Group, Inc.,
	Wachovia Corp.,			400	5.625%, 1/15/17	A2/A-	311,587
300	1.224%, 10/15/11,			100	6.15%, 4/1/18	A1/A	91,342
	FRN	A1/AA	265,982	500	6.75%, 10/1/37	A2/A-	338,170
100	1.44%, 3/15/11,				HSBC Capital Funding L.P., FRN (a)(d)(g),
	FRN	A1/AA	93,509	1,000	9.547%, 6/30/10	A3/A-	682,373
€200	2.125%, 2/13/14,				JPMorgan Chase & Co.,
	FRN	A1/AA	212,352	100	6.00%, 1/15/18	Aa3/A+	101,008
$100	5.625%, 10/15/16	A2/AA-	77,091	100	7.90%, 4/30/18,
200	5.75%, 2/1/18	A1/AA	177,175		FRN (g)	A2/BBB+	64,264
	Wells Fargo & Co., FRN (g),				Lehman Brothers Holdings, Inc. (f),
100	7.98%, 3/15/18	B2/A	47,000	300	5.625%, 1/24/13	NR/NR	36,000
	Wells Fargo Bank,				Merrill Lynch & Co., Inc.,
900	4.75%, 2/9/15	Aa3/AA	768,131	400	1.359%,
			3,204,057		7/25/11, FRN	A2/A	334,209
	Energy—0.4%			100	6.875%, 4/25/18	A2/A	78,209
	General Electric Co.,				Morgan Stanley,
300	5.25%, 12/6/17	Aa2/AA+	277,443	100	3.338%,
	NGPL PipeCo LLC (a)(d),				5/14/10, FRN	A2/A	97,409
100	6.514%, 12/15/12	Baa3/BBB-	95,526	400	6.75%, 4/15/11	A2/A	400,308
			372,969		SMFG Preferred Capital Ltd., FRN (g),
	Financial Services—4.8%			£100	6.164%, 1/25/17	A2/BBB+	47,301
	Allstate Life Global Funding Trusts,						5,133,406
100	5.375%, 4/30/13	A1/AA-	96,727		Healthcare & Hospitals—0.7%
	American Express Co.,				Amgen, Inc.,
200	7.00%, 3/19/18	A2/A	176,428	$300	6.90%, 6/1/38	A3/A+	307,998
	American Express Credit Corp.,				Novartis Capital Corp.,
200	0.648%, 10/4/10,			200	4.125%, 2/10/14	Aa2/AA-	204,379
	FRN	A1/A	181,875		Roche Holdings, Inc. (a)(d),
100	5.875%, 5/2/13	A1/A+	87,798	100	7.00%, 3/1/39	A2/AA-	104,642
	Bear Stearns Cos., Inc.,				UnitedHealth Group, Inc.,
200	6.40%, 10/2/17	Aa3/A+	194,649	100	4.875%, 2/15/13	Baa1/A-	97,398
200	6.95%, 8/10/12	Aa3/A+	203,673				714,417
	CIT Group, Inc.,				Insurance—0.3%
€100	5.00%, 5/13/14	Baa2/BBB	66,385		American International Group, Inc.,
	Citigroup Capital XXI, (converts to FRN on 12/21/37),			€100	4.00%, 9/20/11	A3/A-	57,218
$1,200	8.30%, 12/21/77	Baa3/CC	577,795	$200	8.25%,
	Citigroup, Inc.,				8/15/18 (a)(d)	A3/A-	85,579
100	1.396%, 5/18/10,				Principal Life Income Funding Trusts,
	FRN	A3/A	89,844	100	5.30%, 4/24/13	Aa3/AA-	91,869
100	5.50%, 8/27/12	A3/A	89,132	100	5.55%, 4/27/15	Aa3/AA-	94,620
200	5.50%, 4/11/13	A3/A	175,714				329,286
100	5.85%, 7/2/13	A3/A	89,508
	Countrywide Financial Corp.,
€200	2.288%, 11/23/10, FRN	A2/A	240,685
$100	4.50%, 6/15/10	A2/A	92,427

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2009 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*	Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES (continued)				MORTGAGE-BACKED SECURITIES—1.6%

	Oil & Gas—1.1%
	Petroleos Mexicanos (a)(d),				Banc of America Funding Corp., CMO, FRN,
$200	8.00%, 5/3/19	Baa1/BBB+	$195,000	$180	4.11%, 5/25/35	NR/AAA	$129,151
	Sonat, Inc.,				Bear Stearns Alt-A Trust, CMO, VRN,
600	7.625%, 7/15/11	Ba3/BB-	579,641	48	5.491%, 9/25/35	Ba1/AAA	23,902
	Suncor Energy, Inc.,				Bear Stearns Commercial Mortgage
400	6.10%, 6/1/18	Baa1/BBB+	341,139		Securities, Inc., CMO,
	TransCanada Pipelines Ltd.,			100	5.703%, 6/11/50	NR/AAA	78,128
100	7.625%, 1/15/39	A3/A-	98,880		Countrywide Home Loan Mortgage Pass
			1,214,660		Through Trust, CMO, FRN,
	Telecommunications—0.4%			63	5.25%, 2/20/36	Baa3/AAA	36,851
	AT&T, Inc.,				Credit Suisse Mortgage Capital
20	4.95%, 1/15/13	A2/A	20,289		Certificates, CMO, VRN,
	Qwest Corp.,			1,300	6.218%, 2/15/41	NR/AAA	890,383
50	7.50%, 6/15/23	Ba1/BBB-	37,750		Greenpoint Mortgage Pass-Through
	Verizon Wireless Capital LLC (a)(d),				Certificates, CMO, FRN,
400	5.25%, 2/1/12	A2/A	405,365	91	4.885%, 10/25/33	NR/AAA	61,893
			463,404		GS Mortgage Securities Corp. II, CMO, VRN,
	Utilities—0.3%			100	5.799%, 8/10/45	Aaa/AAA	68,244
	Electricite De France S.A. (a)(d),				Harborview Mortgage Loan Trust, CMO, VRN,
100	5.50%, 1/26/14	Aa3/A+	106,152	104	5.143%, 7/19/35	Baa2/AAA	56,621
100	6.50%, 1/26/19	Aa3/A+	103,014		JP Morgan Chase Commercial Mortgage
100	6.95%, 1/26/39	Aa3/A+	99,117		Securities Corp., CMO,
			308,283	200	5.44%, 6/12/47	Aaa/AAA	129,080
					Morgan Stanley Capital I, CMO, VRN,
	Total Corporate Bonds & Notes			100	5.881%, 6/11/49	NR/AAA	71,979
	(cost—$15,744,595)		13,601,776		Prime Mortgage Trust, CMO, FRN,
				11	0.922%, 2/25/19	NR/AAA	10,495
U.S. TREASURY BONDS & NOTES—2.9%				33	0.922%, 2/25/34	NR/AAA	26,363
					Wachovia Bank Commercial Mortgage
	U.S. Treasury Bonds & Notes,				Trust, CMO, VRN,
600	3.50%, 2/15/39		592,878	100	5.416%, 1/15/45	Aaa/AAA	77,610
100	7.875%, 2/15/21		145,015
	U.S. Treasury Inflation Indexed				Total Mortgage-Backed Securities
	Bonds & Notes (h),				(cost—$2,041,403)		1,660,700
101	1.625%, 1/15/18		101,847
345	1.875%, 7/15/13		353,456	MUNICIPAL BONDS & NOTES—1.0%
114	2.00%, 1/15/14		117,718
1,344	2.00%, 7/15/14		1,387,680		Illinois—0.4%
106	2.00%, 1/15/16		109,724		Chicago Transit Auth. Rev., Ser. B,
197	2.50%, 1/15/29		212,948	100	6.899%, 12/1/40	Aa3/AA+	99,861
102	2.625%, 7/15/17		110,614		State Toll Highway Auth. Rev., Ser. B,
				300	5.50%, 1/1/33	Aa3/AA-	306,867
	Total U.S. Treasury Bonds & Notes						406,728
	(cost—$2,890,653)		3,131,880		North Carolina—0.2%
					Capital Facs. Finance Agcy. Rev.,
					Duke Univ. Project, Ser. B,
				200	5.00%, 10/1/38	Aa1/AA+	200,780

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2009 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*	Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES (continued)				SHORT-TERM INVESTMENTS—2.2%

	Texas—0.3%				Corporate Bonds & Notes—2.2%
	Lower Colorado River Auth. Rev., (AMBAC),				Banking—0.3%
$360	5.00%, 5/15/33	A1/A	$320,627		ICICI Bank Ltd., FRN (a)(d),
	(Pre-refunded @ $100, 5/15/13) (c),			$300	1.894%, 1/12/10	Baa2/BBB-	$270,000
15	5.00%, 5/15/33	A1/A	16,928
25	5.00%, 5/15/33	Aa3/A	28,213		Financial Services—1.6%
			365,768		Bear Stearns Cos., Inc., FRN,
	Washington—0.1%			500	1.341%, 8/21/09	Aa3/A+	498,333
	State, GO, Ser. F,				Ford Motor Credit Co. LLC, FRN,
200	zero coupon, 12/1/20	Aa1/AA+	117,816	300	5.544%, 4/15/09	NR/NR	296,250
					General Motors Acceptance Corp. LLC, FRN,
	Total Municipal Bonds & Notes			1,000	2.488%, 5/15/09	NR/NR	950,000
	(cost—$1,083,091)		1,091,092				1,744,583
					Oil & Gas—0.3%
ASSET-BACKED SECURITIES—1.0%					Gazprom AG,
				300	10.50%, 10/21/09	A3/BBB	308,250
	Bank of America Credit Card Trust, FRN,
300	1.756%, 12/16/13	Aaa/AAA	282,062		Total Short-Term Investments
	Citigroup Mortgage Loan Trust, Inc., FRN,				(cost—$2,386,573)		2,322,833
461	0.632%, 3/25/37	Baa2/AAA	380,833
	SLM Student Loan Trust, FRN,			OPTIONS PURCHASED (j)—0.7%
266	1.149%, 10/27/14	Aaa/AAA	264,849
108	1.149%, 10/25/18	Aaa/AAA	106,553	Contracts/
				Notional
	Total Asset-Backed Securities			Amount
	(cost—$1,135,280)		1,034,297		Call Options—0.7%
					2-Year Interest Rate Swap (OTC),
PREFERRED STOCK—0.6%					Pay 3-Month USD-LIBOR Floating Rate Index,
				1,600,000	strike rate 3.45%, expires 8/3/09		60,265
Shares				2,300,000	strike rate 3.60%, expires 7/2/09		95,300
	Financial Services—0.6%			13,400,000	strike rate 3.85%, expires 8/3/09		609,449
68	DG Funding Trust,
	2.717%, FRN (a)(b)(d)	Aaa/AAA	679,363		Total Options Purchased
	(cost—$716,526)				(cost—$186,279)		765,014

CONVERTIBLE PREFERRED STOCK—0.2%					Total Investments before options written
					(cost—$151,845,801)—123.4%		131,692,291
	Banking—0.2%
	Bank of America Corp.,			OPTIONS WRITTEN (j)—(0.0)%
100	7.25%, 12/31/49	B3/B	42,450
	Wells Fargo & Co., Class A,				Call Options—(0.0)%
300	7.50%, 12/31/49	Ba3/A	143,697		U.S. Treasury Notes 10 yr. Futures (CBOT),
			186,147	8	strike price $128, expires 5/22/09		(1,875)
	Insurance—0.0%
	American International Group, Inc.,
6,600	8.50%, 8/1/11	Ba2/NR	35,640

	Total Convertible Preferred Stock
	(cost—$545,161)		221,787

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2009 (unaudited) (continued)

Contracts/ Notional Amount		Value*

OPTIONS WRITTEN (continued)

	Put Options—(0.0)%
	7-Year Interest Rate Swap (OTC),

settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s NAV is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

(a) Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,114,378, representing 2.92% of net assets.

(b) Illiquid security.

(c) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(e) When-issued or delayed-delivery security.  To be settled/delivered after March 31, 2009.

(f) Security in default.

(g) Perpetual maturity security.  Maturity date shown is the first call date.  Interest rate is fixed until the first call date and variable thereafter.

(h) Inflationary Bonds—Principal amount of security is adjusted for inflation.

	Pay 3-Month USD-LIBOR Floating Rate Index,
1,700,000	strike rate 4.55%, expires 8/3/09	$(437)
	Financial Futures Euro—90 day (CME),
2	strike price $98.50, expires 6/15/09	(200)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
7	strike price $119, expires 5/22/09	(1,531)
1	strike price $122, expires 5/22/09	(703)
		(2,871)

	Total Options Written
	(premiums received—$13,231)	(4,746)

	Total Investments net of options written
	(cost—$151,832,570)—123.4%	131,687,545

	Liabilities in excess of other assets—(23.4)%	(25,005,205)

	Net Assets—100.0%	$106,682,340

Notes to Schedule of Investments

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/ event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) and over-the-counter options are valued each business day by an independent pricing service or dealer quotations. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2009 (unaudited) (continued)

(i) All or partial amount segregated as collateral for futures contracts.

(j) Non-income producing.

(k) Fair Valued—Security with an aggregate value of $485, representing less than 0.005% of net assets.

Glossary:
ADR—American Depositary Receipt
AMBAC—insured by American Municipal Bond Assurance Corp.
£—British Pound
CBOT—Chicago Board of Trade
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2009.
GO—General Obligation Bond
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over-the-Counter
TBA—To Be Announced

VRN—Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date)  and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on March 31, 2009.

Other Investments:

(a)  Futures contracts outstanding at March 31, 2009:

			Market
			Value	Expiration	Unrealized
	Type	Contracts	(000)	Date	Appreciation
Long:	Euribor Futures	1	$328	6/15/09	$10,472
	Financial Futures British Pound—90 day	23	4,063	6/17/09	136,551
	Financial Futures British Pound—90 day	1	176	12/16/09	5,704
	Financial Futures Euro—90 day	42	10,385	6/15/09	190,050
	Financial Futures Euro—90 day	25	6,182	9/14/09	123,125
	Financial Futures Euro—90 day	7	1,728	12/14/09	36,312
	Financial Futures Euro—90 day	5	1,234	3/15/10	27,313
	U.S. Treasury Notes 5 yr. Futures	12	1,425	6/30/09	17,769
	U.S. Treasury Notes 10 yr. Futures	25	3,102	6/19/09	92,282
					$639,578

The Portfolio pledged cash collateral of $102,000 for futures contracts.

(b)  Transactions in options written for the three months ended March 31, 2009:

	Contracts/Notional
	Amount	Premiums
Options outstanding, December 31, 2008	6,200,017	$197,891
Options written	1,700,021	13,908
Options terminated in closing transactions	(6,200,000)	(189,970)
Options expired	(20)	(8,598)
Options outstanding, March 31, 2009	1,700,018	$13,231

(c) Credit default swap agreements— Sell Protection swap contracts outstanding at March 31, 2009 (1):

	Notional Amount						Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit		Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (3)	Spread (2)		Date	Received by Portfolio	Value (4)	Received	(Depreciation)
Bank of America:
GM Corp.	$100	102.374%		3/20/13	8.95%	$(78,161)	$—	$(78,161)
Barclays Bank:
Dow Jones CDX IG-9 5 Year Index 30-100%	292	0.00%	*	12/20/12	0.758%	915	—	915
General Electric Capital Corp.	500	9.276%		3/20/11	0.62%	(72,964)	—	(72,964)
General Electric Capital Corp.	400	7.906%		12/20/12	0.64%	(81,998)	—	(81,998)
Citigroup:
Dow Jones CDX HY-8 Index 25-35%	500	17.73%		6/20/12	2.144%	(198,362)	—	(198,362)
General Electric Capital Corp.	100	7.36%		3/20/14	3.85%	(12,149)	—	(12,149)
SLM Corp.	100	27.118%		3/20/13	4.85%	(36,794)	—	(36,794)
SLM Corp.	100	25.406%		12/20/13	5.00%	(36,938)	(14,250)	(22,688)
Deutsche Bank:
American Express	100	6.636%		3/20/13	1.75%	(14,937)	—	(14,937)
Dow Jones CDX IG-9 5 Year Index 30-100%	292	0.00%	*	12/20/12	0.708%	382	—	382
General Electric Capital Corp.	100	7.44%		12/20/13	4.75%	(8,908)	—	(8,908)
General Electric Capital Corp.	100	7.44%		12/20/13	4.90%	(8,396)	—	(8,396)
GM Corp.	200	164.224%		12/20/09	5.00%	(132,041)	(114,000)	(18,041)
Goldman Sachs:
GM Corp.	100	102.374%		3/20/13	9.05%	(78,073)	—	(78,073)
Merrill Lynch & Co.:
Ford Motor Co.	100	85.753%		12/20/09	5.00%	(43,122)	(35,000)	(8,122)
International Lease Financial Corp.	100	19.688%		12/20/13	5.00%	(31,785)	(16,750)	(15,035)
Royal Bank of Scotland:
CIT Group	100	12.341%		3/20/13	5.17%	(18,343)	—	(18,343)
						$(851,674)	$(180,000)	$(671,674)

* Less than 0.0005%

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Interest rate swap agreements outstanding at March 31, 2009:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	Value	Paid(Received)	(Depreciation)
Bank of America	$1,000	12/17/28	5.00%	3-Month USD-LIBOR	$(272,543)	$7,925	$(280,468)
Bank of America	100	12/17/38	5.00%	3-Month USD-LIBOR	(34,543)	70	(34,613)
Barclays Bank	£400	6/15/09	6-Month GBP-LIBOR	5.00%	4,834	(11,781)	16,615
Barclays Bank	BRL 400	1/4/10	BRL-CDI-Compounded	11.36%	(408)	—	(408)
Barclays Bank	$400	12/16/10	3-Month USD-LIBOR	4.00%	10,155	468	9,687
Barclays Bank	2,600	2/4/11	3-Month USD-LIBOR	3.00%	85,418	(25,571)	110,989
Barclays Bank	100	6/17/11	3-Month USD-LIBOR	4.00%	4,986	3,658	1,328
BNP Paribas	€600	10/15/10	5-Year French CPI Ex Tobacco Daily Reference Index	2.09%	27,787	(426)	28,213
BNP Paribas	€100	3/18/14	6-Month EUR-LIBOR	4.50%	11,475	(1,507)	12,982
Citigroup	$200	6/17/29	3.00%	3-Month USD-LIBOR	7,461	(17,070)	24,531
Credit Suisse First Boston	£100	6/15/09	6-Month GBP-LIBOR	5.00%	1,208	(2,366)	3,574
Deutsche Bank	$1,000	6/17/29	3.00%	3-Month USD-LIBOR	37,305	9,367	27,938
Goldman Sachs	£800	6/15/09	6-Month GBP-LIBOR	5.00%	9,667	(18,305)	27,972
Goldman Sachs	£1,900	6/19/09	6-Month GBP-LIBOR	6.00%	38,621	(6,698)	45,319
Goldman Sachs	BRL 100	1/4/10	BRL-CDI-Compounded	11.465%	3	—	3
Goldman Sachs	€100	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	2,088	—	2,088
HSBC Bank	£100	9/15/13	6-Month GBP-LIBOR	5.10%	13,243	(248)	13,491
Merrill Lynch & Co.	BRL 300	1/4/10	BRL-CDI-Compounded	11.43%	(93)	—	(93)
Merrill Lynch & Co.	BRL 200	1/4/10	BRL-CDI-Compounded	12.948%	2,904	174	2,730
Merrill Lynch & Co.	BRL 400	1/2/12	BRL-CDI-Compounded	11.98%	3,739	—	3,739
Merrill Lynch & Co.	BRL 300	1/2/12	BRL-CDI-Compounded	12.54%	4,578	(2,008)	6,586
Merrill Lynch & Co.	$100	12/17/38	5.00%	3-Month USD-LIBOR	(34,548)	(12,065)	(22,483)
Morgan Stanley	BRL 100	1/4/10	BRL-CDI-Compounded	12.67%	914	(147)	1,061
Morgan Stanley	BRL 400	1/4/10	BRL-CDI-Compounded	12.78%	5,100	426	4,674
Morgan Stanley	$500	6/17/10	3-Month USD-LIBOR	4.00%	13,852	(1,343)	15,195
Royal Bank of Scotland	700	6/17/10	3-Month USD-LIBOR	4.00%	19,393	(1,642)	21,035
Royal Bank of Scotland	€100	3/28/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	2,025	—	2,025
Royal Bank of Scotland	£100	3/18/14	6-Month GBP-LIBOR	5.25%	14,886	(78)	14,964
UBS	BRL 100	1/4/10	BRL-CDI-Compounded	12.41%	904	(173)	1,077
UBS	AUD 100	3/15/10	3-Month Australian Bank Bill	7.50%	3,148	(278)	3,426
UBS	AUD 1,600	6/15/10	3-Month Australian Bank Bill	7.00%	43,921	5,119	38,802
UBS	AUD 500	9/15/11	6-Month Australian Bank Bill	4.25%	3,572	4,195	(623)
UBS	BRL 400	1/2/12	BRL-CDI-Compounded	10.575%	(3,552)	(7,170)	3,618
					$27,500	$(77,474)	$104,974

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

CPI—Consumer Price Index

EUR/€—Euro

GBP/£—British Pound

LIBOR—London Inter-Bank Offered Rate

(e)  Forward foreign currency contracts outstanding at March 31, 2009:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	March 31, 2009	(Depreciation)
Purchased:
48,000 Australian Dollar settling 5/7/09	UBS	$33,624	$33,269	$(355)
38,847 Brazilian Real settling 6/2/09	HSBC Bank USA	17,057	16,624	(433)
51,796 Brazilian Real settling 4/2/09	JPMorgan Chase	23,000	22,498	(502)
12,949 Brazilian Real settling 6/2/09	JPMorgan Chase	5,680	5,541	(139)
1,016,514 Brazilian Real settling 6/2/09	Royal Bank of Canada	534,304	434,993	(99,311)
148,000 British Pound settling 4/9/09	UBS	218,360	212,139	(6,221)
26,979 Canadian Dollar settling 4/27/09	JPMorgan Chase	21,969	21,445	(524)
466,036 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	72,000	68,252	(3,748)
350,604 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	50,158	51,407	1,249
77,660 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	11,500	11,404	(96)
1,625,264 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	251,300	238,022	(13,278)
430,248 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	66,001	63,011	(2,990)
77,841 Chinese Yuan Renminbi settling 3/29/10	HSBC Bank USA	11,501	11,431	(70)
642,612 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	99,700	94,111	(5,589)
466,610 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase	69,000	68,518	(482)
49,000 Euro settling 4/14/09	Barclays Bank	66,391	65,056	(1,335)
508,200 Indian Rupee settling 4/9/09	Bank of America	10,000	10,013	13
1,353,826 Indian Rupee settling 4/9/09	Barclays Bank	26,958	26,674	(284)
500,000 Indian Rupee settling 4/9/09	Citigroup	10,000	9,851	(149)
504,000 Indian Rupee settling 4/9/09	Deutsche Bank	10,000	9,930	(70)
1,000,334 Indian Rupee settling 4/9/09	HSBC Bank USA	20,000	19,709	(291)
2,043,000 Japanese Yen settling 5/7/09	Royal Bank of Scotland PLC	20,737	20,693	(44)
2,700 Kuwaiti Dinar settling 4/16/09	HSBC Bank USA	10,343	9,261	(1,082)
35,160 Malaysian Ringgit settling 4/14/09	Citigroup	10,000	9,641	(359)
36,045 Malaysian Ringgit settling 4/14/09	HSBC Bank USA	10,000	9,884	(116)
98,000 Russian Ruble settling 5/6/09	JPMorgan Chase	4,097	2,856	(1,241)
18,300 Saudi Riyal settling 4/16/09	HSBC Bank USA	4,948	4,879	(69)
18,000 Saudi Riyal settling 4/16/09	JPMorgan Chase	4,863	4,799	(64)
72,965 Singapore Dollar settling 4/14/09	Citigroup	50,000	47,980	(2,020)
44,301 Singapore Dollar settling 4/14/09	Deutsche Bank	30,000	29,131	(869)
14,627 Singapore Dollar settling 4/14/09	HSBC Bank USA	10,000	9,618	(382)
14,464 Singapore Dollar settling 7/30/09	HSBC Bank USA	10,000	9,505	(495)
19,845 Singapore Dollar settling 4/14/09	Royal Bank of Scotland PLC	13,501	13,049	(452)
14,793 Singapore Dollar settling 4/14/09	UBS	10,000	9,728	(272)
18,000 United Arab Emirates Dirham settling 4/16/09	Barclays Bank	4,993	4,901	(92)
17,900 United Arab Emirates Dirham settling 4/16/09	HSBC Bank USA	4,963	4,873	(90)

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	March 31, 2009	(Depreciation)
Sold:
38,847 Brazilian Real settling 4/2/09	HSBC Bank USA	17,319	16,873	446
12,949 Brazilian Real settling 4/2/09	JPMorgan Chase	5,768	5,625	143
574,417 Brazilian Real settling 6/2/09	JPMorgan Chase	231,061	245,808	(14,747)
524,550 Brazilian Real settling 6/2/09	UBS	222,361	224,469	(2,108)
75,000 British Pound settling 4/9/09	Barclays Bank	110,561	107,503	3,058
180,000 British Pound settling 4/9/09	Deutsche Bank	260,938	258,007	2,931
302,000 British Pound settling 4/9/09	Morgan Stanley	436,869	432,879	3,990
207,493 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	29,000	30,388	(1,388)
91,195 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	13,000	13,371	(371)
1,038,218 Chinese Yuan Renminbi settling 7/15/09	Citigroup	148,528	152,049	(3,521)
917,082 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	130,800	134,308	(3,508)
800,198 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	114,492	117,190	(2,698)
105,150 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	15,000	15,418	(418)
201,170 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	28,115	29,461	(1,346)
154,258 Chinese Yuan Renminbi settling 9/8/09	JPMorgan Chase	22,000	22,618	(618)
548,000 Euro settling 4/14/09	HSBC Bank USA	692,027	727,563	(35,536)
790,350 Indian Rupee settling 4/9/09	Barclays Bank	15,000	15,572	(572)
665,301 Indian Rupee settling 4/9/09	Deutsche Bank	12,696	13,108	(412)
2,410,709 Indian Rupee settling 4/9/09	JPMorgan Chase	46,000	47,497	(1,497)
2,700 Kuwaiti Dinar settling 4/16/09	HSBC Bank USA	9,441	9,261	180
71,205 Malaysian Ringgit settling 4/14/09	Citigroup	19,557	19,526	31
98,000 Russian Ruble settling 5/6/09	UBS Warburg LLC	4,035	2,856	1,179
18,300 Saudi Riyal settling 4/16/09	HSBC Bank USA	4,851	4,879	(28)
18,000 Saudi Riyal settling 4/16/09	JPMorgan Chase	4,770	4,799	(29)
14,464 Singapore Dollar settling 7/30/09	Bank of America	9,554	9,505	49
43,285 Singapore Dollar settling 4/14/09	Barclays Bank	28,638	28,463	175
27,308 Singapore Dollar settling 4/14/09	Citigroup	18,000	17,957	43
67,105 Singapore Dollar settling 4/14/09	HSBC Bank USA	44,144	44,126	18
28,833 Singapore Dollar settling 4/14/09	JPMorgan Chase	19,000	18,960	40
18,000 United Arab Emirates Dirham settling 4/16/09	Barclays Bank	4,872	4,901	(29)
17,900 United Arab Emirates Dirham settling 4/16/09	HSBC Bank USA	4,830	4,873	(43)
				$(198,838)

Fair Value Measurements–The Portfolio has adopted Financial Accounting Standard Board “FASB” Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•      Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•      Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized the fair value techniques on Level 3 investments: multi-dimensional relational pricing models and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Portfolio’s investments carried at value:

			Other
	Investments in Securities		Financial
Valuation Inputs	Assets	Liabilities	Instruments
Level 1 - Quoted Prices	$58,481,942	$(4,309)	$639,578
Level 2 - Other Significant Observable Inputs	71,349,055	(437)	(797,865)
Level 3 - Significant Unobservable Inputs	1,861,294	—	32,327
Total	$131,692,291	$(4,746)	$(125,960)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows:

		Other
	Investments in	Financial
	Securities	Instruments
Beginning balance, 12/31/08	$1,824,078	$33,129
Net purchases (sales) and settlements	—	426
Net change in unrealized gain (loss)	37,216	(1,228)
Ending balance, 3/31/09	$1,861,294	$32,327

Disclosures about Derivative Instruments and Hedging Activities—Effective January 1, 2009, the Portfolio adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Derivatives Value
Interest rate contracts	$739,806
Foreign exchange contracts	(198,838)
Credit contracts	(671,674)
Equity contracts	—
Other contracts	—
Total	$(130,706)

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

March 31, 2009 (unaudited)

Shares		Value*	Shares		Value*

COMMON STOCK—84.1%
				Insurance—7.0%
	Airlines—1.4%		50,039	AFLAC, Inc.	$968,755
93,730	Continental Airlines, Inc., Class B (a)	$825,761	28,210	Assurant, Inc.	614,414
			25,300	Reinsurance Group of
	Automotive—1.4%			America, Inc.	819,467
132,200	Goodyear Tire & Rubber Co. (a)	827,572	28,095	RenaissanceRe Holdings
				Ltd.	1,389,017
	Building/Construction—0.4%		14,700	Stancorp Financial Group, Inc.	334,866
31,400	Centex Corp.	235,500			4,126,519
				Machinery—0.6%
	Capital Goods—2.3%		17,280	Joy Global, Inc.	368,064
104,140	Nalco Holding Co.	1,361,110
				Materials & Processing—2.4%
	Chemicals—1.6%		11,600	PPG Industries, Inc.	428,040
13,591	CF Industries Holdings, Inc.	966,728	35,240	Weyerhaeuser Co.	971,567
					1,399,607
	Consumer Discretionary—0.6%			Multi-Media—1.2%
4,750	Apollo Group, Inc., Class A (a)	372,067	63,000	World Wrestling Entertainment,
				Inc., Class A	727,020
	Consumer Staples—4.1%
9,400	Clorox Co.	483,912		Oil & Gas—10.1%
31,400	Lorillard, Inc.	1,938,636	23,565	Comstock Resources, Inc. (a)	702,237
		2,422,548	45,700	Energy Transfer Partners L.P.	1,685,873
	Drugs & Medical Products—6.7%		57,093	EXCO Resources, Inc. (a)	570,930
21,077	Biogen Idec, Inc. (a)	1,104,856	29,700	National-Oilwell Varco, Inc. (a)	852,687
33,909	Herbalife Ltd.	507,957	19,007	PetroHawk Energy Corp. (a)	365,505
42,380	Pharmaceutical Product		20,900	Range Resources Corp.	860,244
	Development, Inc.	1,005,254	41,000	Vectren Corp.	864,690
20,100	United Therapeutics Corp. (a)	1,328,409			5,902,166
		3,946,476		Real Estate (REITs)—2.5%
	Electronics—2.6%		39,249	Annaly Capital Management, Inc.	544,384
16,600	Ametek, Inc.	519,082	40,100	Nationwide Health Properties, Inc.	889,819
34,434	Amphenol Corp., Class A	981,025			1,434,203
		1,500,107		Retail—10.3%
	Entertainment—1.8%		22,900	Advance Auto Parts, Inc.	940,732
115,500	International Game Technology	1,064,910	45,867	Bed Bath & Beyond, Inc. (a)	1,135,208
			38,244	Darden Restaurants, Inc.	1,310,239
	Financial Services—5.6%		26,500	MSC Industrial Direct Co., Class A	823,355
60,112	Ameriprise Financial, Inc.	1,231,695	26,000	PetSmart, Inc.	544,960
41,304	Capital One Financial Corp.	505,561	26,647	TJX Cos., Inc.	683,229
20,120	PNC Financial Services Group, Inc.	589,315	37,453	Urban Outfitters, Inc. (a)	613,106
39,338	TCF Financial Corp.	462,615			6,050,829
49,625	Zions Bancorporation	487,813		Semi-conductors—3.5%
		3,276,999	73,800	ASML Holding NV	1,292,238
	Healthcare & Hospitals—5.5%		37,900	KLA-Tencor Corp.	758,000
18,400	DaVita, Inc. (a)	808,680			2,050,238
43,082	Health Net, Inc. (a)	623,827		Technology—2.1%
22,550	Laboratory Corp. of America		61,441	NVIDIA Corp. (a)	605,808
	Holdings (a)	1,318,950	26,000	Pitney Bowes, Inc.	607,100
29,378	Psychiatric Solutions, Inc. (a)	462,116			1,212,908
		3,213,573

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

March 31, 2009 (unaudited) (continued)

Shares		Value*

COMMON STOCK (continued)

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

	Telecommunications—0.6%
44,900	Ciena Corp. (a)	$349,322

	Transportation—5.8%
30,465	Union Pacific Corp.	1,252,416
88,500	UTI Worldwide, Inc.	1,057,575
71,244	Werner Enterprises, Inc.	1,077,209
		3,387,200
	Utilities—4.0%
34,475	Allegheny Energy, Inc.	798,786
26,100	NRG Energy, Inc. (a)	459,360
16,900	PG&E Corp.	645,918
14,700	SCANA Corp.	454,083
		2,358,147

	Total Common Stock (cost—$58,891,689)	49,379,574

EXCHANGE-TRADED FUNDS—2.9%

31,700	iShares Dow Jones U.S. Technology
	Sector Index Fund	1,173,851
38,476	SPDR Series I Trust	533,277
	Total Exchange-Traded Funds
	(cost—$2,280,945)	1,707,128

	Total Investments
	(cost—$61,172,634)—87.0%	51,086,702

	Other assets less liabilities—13.0%	7,637,989

	Net Assets—100.0%	$58,724,691

Fair Value Measurements–The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                   Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                   Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•                   Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$51,086,702
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$51,086,702

Item 2.    Controls and Procedures

(a)   The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 27, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 27, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 27, 2009